Expenses by Nature - Summary of Expenses by Cost of Sales (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of expenses by nature cost of sales [line items]
Cost of sales net	₺ (17,083,480)	₺ (14,145,993)	₺ (11,350,174)
Cost of sales net	(17,083,480)	(14,145,993)	(11,350,174)
Treasury shares [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(2,191,427)	(1,884,556)	(1,669,807)
Accumulated amortization [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(5,046,565)	(4,287,974)	(2,596,980)
Interconnection and termination cost [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(1,909,614)	(1,763,414)	(1,607,079)
Employee benefit expense [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(1,501,617)	(1,193,953)	(1,041,755)
Cost of goods sold [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(2,278,283)	(1,284,180)	(965,054)
Radio cost [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(734,583)	(508,884)	(844,941)
Direct cost of revenue from financial services [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(240,297)	(378,477)	(283,000)
Transmission costs [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(335,980)	(326,080)	(218,221)
Universal service fund [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(297,053)	(256,454)	(221,431)
Roaming expenses [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(238,147)	(226,806)	(177,258)
Billing and archiving cost [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(48,970)	(50,929)	(55,185)
Frequency Cost [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	(802,950)	(622,390)	(278,727)
Other [member]
Summary of expenses by nature cost of sales [line items]
Cost of sales net	₺ (1,457,994)	₺ (1,361,896)	₺ (1,390,736)